Gain on sale of claim (Details) $ in Thousands	2 Months Ended		6 Months Ended		10 Months Ended		12 Months Ended
	Feb. 19, 2014 USD ($)	Feb. 28, 2013	Jul. 02, 2013	Jun. 26, 2013 USD ($)	Dec. 31, 2013 USD ($)	Nov. 14, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 25, 2013	May. 24, 2013 USD ($)
Gain on sale of claim [Line Items]
Number of claims						3
Total claim amount											$ 54,096
Proceeds received on transfer of claim to third party				$ 32,000
Gain on sale of claim to third party							$ 0	$ 0	$ 31,356
New charter contracts
Gain on sale of claim [Line Items]
Net daily hire rate per vessel					$6.3
Original charter contracts
Gain on sale of claim [Line Items]
Net daily hire rate per vessel		$13.0
Deutsche Bank
Gain on sale of claim [Line Items]
Percentage of right, title, interest, claims and causes of action transferred										100.00%
Separate Evidences of Transfer of Claim			6
Maximum amount to be paid to third party					$ 644				$ 644
Maximum amount paid to a third party	$ 644